OTHER LIABILITIES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
Other Liabilities
Letter of credit amounts covered by pledged collateral			$ 7,972,000
Amended and restated credit agreement
Other Liabilities
Letter of credit fee percentage			2.40%
Letter of credit fee percentage on amounts covered by pledged collateral			0.40%
Letter of credit standby fee percentage			0.75%
Letter of credit fees	$ 454,000	$ 419,000
Maximum letters of credit	$ 28,478,000	$ 23,964,000